Form N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE AMERICAN FUNDS INCOME SERIES
Entity Central Index Key	0000770161
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Nov. 01, 2025